UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

January 31, 2007

	Number of
	Shares	Value
Common Stock– 100.10%
Basic Materials – 4.58%
Dow Chemical	550	$22,847
Freeport-McMoRan Copper & Gold Class B	350	20,129
Lubrizol	360	18,547
Steel Dynamics	700	27,446
United States Steel	140	11,689
		100,658
Business Services – 0.96%
Manpower	140	10,210
Republic Services	250	10,813
		21,023
Capital Goods – 11.88%
Caterpillar	650	41,645
Deere & Co	170	17,048
DRS Technologies	150	8,310
General Electric	1,050	37,853
Goodrich	800	39,215
†Grant Prideco	750	29,385
Northrop Grumman	400	28,376
Textron	340	31,678
United Technologies	410	27,888
		261,398
Communication Services – 2.63%
Embarq	350	19,429
Verizon Communications	1,000	38,520
		57,949
Consumer Discretionary – 4.91%
Abercrombie & Fitch Class A	300	23,862
Best Buy	550	27,720
†Coach	640	29,350
Federated Department Stores	650	26,969
		107,901
Consumer Services – 2.41%
Marriott International Class A	550	26,477
McDonald's	600	26,610
		53,087
Consumer Staples – 7.04%
CVS	600	20,190
Fortune Brands	350	29,302
PepsiCo	720	46,973
Procter & Gamble	900	58,383
		154,848
Energy – 6.97%
ConocoPhillips	550	36,526
EOG Resources	300	20,739
Exxon Mobil	800	59,280
†National Oilwell Varco	300	18,192
Occidental Petroleum	400	18,544
		153,281
Financials – 21.97%
†Affiliated Managers Group	170	18,938
American International Group	800	54,759
Bank of America	860	45,219
Berkley (W.R.)	450	14,891
Capital One Financial	350	28,140
CIT Group	350	20,636
Citigroup	1,240	68,360
JPMorgan Chase	760	38,707

Mellon Financial	340	14,532
Merrill Lynch	240	22,454
Morgan Stanley	320	26,493
Prudential Financial	400	35,652
U.S. Bancorp	730	25,988
UnitedHealth Group	500	26,130
Washington Mutual	510	22,741
†WellPoint	250	19,595
		483,235
Health Care – 10.60%
Abbott Laboratories	570	30,210
†Amgen	350	24,630
†Express Scripts	200	13,904
†Gen-Probe	250	12,930
†Gilead Sciences	350	22,512
Johnson & Johnson	900	60,119
Medtronic	350	18,708
Quest Diagnostics	250	13,120
Wyeth	750	37,058
		233,191
Media – 3.32%
CBS Class B	670	20,884
†Comcast Class A	500	22,160
Disney (Walt)	850	29,894
		72,938
Real Estate – 0.74%
ProLogis	250	16,250
		16,250
Technology – 18.33%
Applied Materials	1,050	18,617
†BEA Systems	1,230	15,166
†Cisco Systems	1,670	44,404
†Corning	1,320	27,509
†EMC	1,550	21,685
†Google Class A	60	30,078
Hewlett-Packard	650	28,132
Intel	1,660	34,794
International Business Machines	420	41,643
Microsoft	1,960	60,485
Motorola	1,060	21,041
National Semiconductor	500	11,565
QUALCOMM	650	24,479
Texas Instruments	760	23,704
		403,302
Transportation – 1.15%
Norfolk Southern	510	25,322
		25,322
Utilities – 2.61%
Dominion Resources	400	33,184
TXU	450	24,336
		57,520
Total Common Stock (cost $2,030,394)		2,201,903

Total Value of Securities – 100.10%
(cost $2,030,394)		2,201,903
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(2,116)
Net Assets Applicable to 237,072 Shares Outstanding – 100.00%		$2,199,787

†Non-income producing security for the period ended January 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,030,394
Aggregate unrealized appreciation	197,260
Aggregate unrealized depreciation	(25,751)
Net unrealized appreciation	$171,509

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedules of Investments (Unaudited)

Delaware Select Growth Fund

January 31, 2007

	Number of	Value
	Shares
Common Stock – 99.55%²
Basic Industry/Capital Goods – 1.27%
Graco	39,000	$ 1,590,030
*Praxair	61,200	3,859,272
		5,449,302
Business Services – 10.12%
Equifax	98,000	4,069,940
Expeditors International Washington	217,500	9,285,075
*†Global Cash Access Holdings	808,000	12,944,160
Paychex	128,600	5,145,286
†Research in Motion	93,900	11,998,542
		43,443,003
Consumer Durables – 2.24%
*†Select Comfort	521,350	9,613,694
		9,613,694
Consumer Non-Durables – 11.87%
*†Blue Nile	240,700	8,908,307
*†NetFlix	1,304,700	29,747,160
Staples	146,400	3,765,408
Walgreen	100,000	4,530,000
*Whole Foods Market	92,700	4,003,713
		50,954,588
Consumer Services – 20.67%
†eBay	618,900	20,046,171
*IHOP	190,700	10,145,240
Jackson Hewitt Tax Service	432,900	15,831,153
†MGM MIRAGE	104,400	7,304,868
*Strayer Education	94,700	10,774,019
*Weight Watchers International	455,759	24,624,659
		88,726,110
Energy – 0.34%
EOG Resources	21,000	1,451,730
		1,451,730
Financials – 11.89%
*Chicago Mercantile Exchange Holdings Class A	16,700	9,407,110
*†IntercontinentalExchange	200,400	26,162,220
*†Nymex Holdings	47,900	6,170,957
*optionsXpress Holdings	390,700	9,279,125
		51,019,412
Health Care – 15.52%
Allergan	155,800	18,183,418
†Genentech	149,200	13,035,604
UnitedHealth Group	516,400	26,987,064
*†Zimmer Holdings	100,000	8,422,000
		66,628,086
Technology – 25.63%
*Blackbaud	172,500	4,134,825
†Google Class A	15,670	7,855,371
*†Intuit	564,300	17,747,235
*†j2 Global Communications	459,000	12,154,320
*†NAVTEQ	126,100	4,474,028
QUALCOMM	583,300	21,967,078
*†SanDisk	535,900	21,543,180
*Seagate Technology	744,200	20,160,378
		110,036,415
Total Common Stock (cost $342,202,822)		427,322,340

	Principal
	Amount
Federal Agency (Discount Note) – 0.71%
^Fannie Mae Discount Note 5.031% 2/1/07	$3,055,000	3,055,000
Total Federal Agency (Discount Note) (cost $3,055,000)		3,055,000

Total Value of Securities Before Securities Lending Collateral – 100.26%		430,377,340
(cost $345,257,822)
	Number of
	Shares
Securities Lending Collateral** – 27.90%
Investment Companies
Mellon GSL DBT II Collateral Fund	119,743,572	119,743,572
Total Securities Lending Collateral (cost $119,743,572)		119,743,572
Total Value of Securities – 128.16%
(cost $465,001,394)		550,120,912 ©
Obligation to Return Securities Lending Collateral** – (27.90%)		(119,743,572)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.26%)		(1,127,007)
Net Assets Applicable to 16,461,031 Shares Outstanding – 100.00%		$ 429,250,333

†Non-income producing security for the period ended January 31, 2007.
©Includes $115,290,124 of securities loaned.
*Fully or partially on loan.
**See Note 3 in “Notes.”
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on October 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$465,954,997
Aggregate unrealized appreciation	$88,784,777
Aggregate unrealized depreciation	(4,618,862)
Net unrealized appreciation	$84,165,915

For federal income tax purposes, at April 30, 2006, capital loss carryforwards of $657,484,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $451,231,283 expires in 2010, $187,722,457 expires in 2011 and $18,530,411 expires in 2012.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (“Mellon”). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2007, the value of the securities on loan was $115,290,124, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: